Business combinations and other significant transactions - Business combinations (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash consideration for acquisition		$ (7,100)
Cash acquired in acquisition	$ 114	114
Petrohawk Energy Corporation
Disclosure of detailed information about business combination [line items]
Cash consideration for acquisition		(6,788)
Cash acquired in acquisition			$ 104
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value			$ 10,302
Deferred cash consideration	3,514	3,514
Revenue of acquiree since acquisition date	472
Profit (loss) of acquiree since acquisition date	$ 49
Revenue of combined entity as if combination occurred at beginning of period		2,798
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 431